INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income tax

	2022	2021
Pre-tax loss
U.S. Federal	$(4,219,000)	$(1,827,000)
Foreign	-	-
Total	$(4,219,000)	$(1,827,000)

Schedule of federal and state income tax (provision) benefit

	2022	2021
Current
U.S. Federal	$-	$-
U.S. State	-	-
Foreign	-	-
Total current provision	-	-
Deferred
U.S. Federal	-	-
U.S. State	-	-
Foreign	-	-
Total deferred provision (benefit)	-	-
Total provision (benefit) for income taxes	$-	$-

Schedule of deferred tax assets and liabilities

	2022		2021
Deferred tax asset:
Net operating loss		$6,037,000		$5,302,000
Intangible asset basis		132,000		146,000
Deferred rent liability		507,000		-
Inventory adjustments		148,000		-
174 R&D capitalization		144,000		-
Asset retirement obligation		1,000		-
Settlement liability		161,000		74,000
Accrued warranty		12,000		12,000
Total deferred tax asset		7,142,000		5,534,000

Deferred tax liability:
ROU assets		(465,000)		(68,000)
Fixed asset basis		(65,000)		(15,000)
Total deferred income tax liabilities		(530,000)		(83,000)
Net deferred income tax assets		6,591,000		5,451,000
Valuation allowance		(6,612,000)		(5,451,000)
Deferred tax asset (liability), net	$	(-)	$	(-)

Schedule of net operating losses and tax credit carryforwards

	2022 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$10,378,000	Do Not Expire
Net operating losses, federal (Pre-January 1, 2018)	11,185,000	2022 to 2037
Net operating losses, state	21,597,000	2029 to 2041

	2021 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$7,860,000	Do Not Expire
Net operating losses, federal (Pre-January 1, 2018)	11,185,000	2022 to 2037
Net operating losses, state	18,653,000	2029 to 2041

Schedule of effective income tax rate reconciliation

	2022	2021
Statutory Rate	21.00%	21.00%
State Tax	6.98%	6.98%
Permanent Differences	(0.57)%	-
Changes in VA	(28.06)%	-16.87%
True-ups	0.65%	-11.11
Total	0.00%	0.00%